LONG-TERM DEBT - Schedule of Activity and Summary of Principal Repayments (Details) CAD in Millions, $ in Millions	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 40,150		CAD 31,456
Less: Current portion of Long-term debt	1,838		2,547
Long-term debt, excluding current maturities	38,312		28,909
Repayments of Long-term Debt [Abstract]
2017	1,838
2018	8,941
2019	1,742
2020	2,762
2021	2,165
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	29,136		26,572
TRANSCANADA PIPELINES LIMITED | Debentures, Maturity Dates Between 2017 and 2020
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 599		CAD 599
Interest Rate	10.70%	10.70%	10.70%	10.70%
TRANSCANADA PIPELINES LIMITED | Debentures, Maturity Date of 2021
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 536	$ 400	CAD 553	$ 400
Interest Rate	9.90%	9.90%	9.90%	9.90%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 5,787		CAD 5,175
Interest Rate	4.60%	4.60%	5.30%	5.30%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 19,521	$ 14,517	CAD 20,245	$ 14,641
Interest Rate	5.10%	5.10%	4.80%	4.80%
TRANSCANADA PIPELINES LIMITED | Bridge Facility
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 2,693	$ 2,006	CAD 0
Interest Rate	1.90%	1.90%	0.00%	0.00%
NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 914		CAD 1,147
NOVA GAS TRANSMISSION LTD. | Debentures and Notes, Maturity Dates between 2016 and 2024
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 100		CAD 324
Interest Rate	9.90%	9.90%	11.50%	11.50%
NOVA GAS TRANSMISSION LTD. | Debentures and Notes, Maturity Date of 2023
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 268	$ 200	CAD 276	$ 200
Interest Rate	7.90%	7.90%	7.90%	7.90%
NOVA GAS TRANSMISSION LTD. | Medium-Term Notes, Maturity between 2025 and 2030
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 503		CAD 503
Interest Rate	7.40%	7.40%	7.40%	7.40%
NOVA GAS TRANSMISSION LTD. | Medium-Term Notes, Maturity Date of 2026
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 43	$ 33	CAD 44	$ 33
Interest Rate	7.50%	7.50%	7.50%	7.50%
TRANSCANADA PIPELINE USA LTD. | Bridge Facility
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 2,276	$ 1,695	CAD 0
Interest Rate	1.90%	1.90%	0.00%	0.00%
COLUMBIA PIPELINE GROUP, INC. | Senior Unsecured Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 3,985	$ 2,968	CAD 0
Interest Rate	3.70%	3.70%	0.00%	0.00%
ANR PIPELINE COMPANY | Senior Unsecured Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 901	$ 671	CAD 597	$ 432
Interest Rate	7.20%	7.20%	8.90%	8.90%
GAS TRANSMISSION NORTHWEST LLC
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 422		CAD 450
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 335	$ 250	CAD 346	$ 250
Interest Rate	5.60%	5.60%	5.60%	5.60%
GAS TRANSMISSION NORTHWEST LLC | Unsecured Term Loan
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 87	$ 65	CAD 104	$ 75
Interest Rate	1.60%	1.60%	1.40%	1.40%
TC PIPELINES, LP
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 2,044		CAD 2,161
TC PIPELINES, LP | Senior Unsecured Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 932	$ 694	CAD 957	$ 694
Interest Rate	4.70%	4.70%	4.70%	4.70%
TC PIPELINES, LP | Unsecured Loan Facility
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 213	$ 158	CAD 277	$ 200
Interest Rate	1.90%	1.90%	1.60%	1.60%
TC PIPELINES, LP | Unsecured Term Loan
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 899	$ 670	CAD 927	$ 670
Interest Rate	1.90%	1.90%	1.60%	1.60%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP | Senior Unsecured Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 373	$ 278	CAD 411	$ 297
Interest Rate	7.70%	7.70%	7.80%	7.80%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Senior Secured Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 70	$ 52	CAD 96	$ 69
Interest Rate	6.00%	6.00%	6.10%	6.10%
TUSCARORA GAS TRANSMISSION COMPANY
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 29		CAD 22
TUSCARORA GAS TRANSMISSION COMPANY | Unsecured Term Loan
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 13	$ 10
Interest Rate	1.90%	1.90%	0.00%	0.00%
TUSCARORA GAS TRANSMISSION COMPANY | Senior Secured Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 16	$ 12	CAD 22	$ 16
Interest Rate	4.00%	4.00%	4.00%	4.00%